General and Administrative Expenses	12 Months Ended
Mar. 31, 2025
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 17 – GENERAL AND ADMINISTRATIVE EXPENSES

For the years ended March 31, 2025, 2024 and 2023, general and administrative expenses consisted of the following:

	For the years ended March 31,
	2025	2024	2023

Payroll and welfare expenses	$273,580	$828,341	$1,151,466
Professional fees	643,053	617,365	594,727
Impairment for property, plant and equipment and construction in process	-	422,924	349,390
Impairment for long-term deposit	1,006,052	-	-
Estimated credit loss provision for doubtful accounts	263,972	283,234	2,875,694
Research and development expenses	191,393	184,194	200,717
Others	379,997	299,564	474,334
Total general and administrative expenses	$2,758,047	$2,635,622	$5,646,328